INITIAL PUBLIC OFFERING (Details) - USD ($)		3 Months Ended	4 Months Ended
	Oct. 30, 2020	Mar. 31, 2021	Dec. 31, 2020
Initial Public Offering
INITIAL PUBLIC OFFERING
Sale of Units, net of underwriting discounts (in shares)	50,000,000
Price per unit	$ 10.00
Amount of Gross proceed from sale of units (in Dollars)	$ 500,000,000
Number of warrants in a unit	0.33
Exercise price of warrant	$ 11.50
Cash underwriting discount per unit	$ 0.20
Underwriting fees	$ 10,000,000	$ 10,000,000	$ 10,000,000
Over-allotment option
INITIAL PUBLIC OFFERING
Sale of Units, net of underwriting discounts (in shares)			7,500,000
Class A Common Stock
INITIAL PUBLIC OFFERING
Common shares, par value, (per share)		$ 0.0001	$ 0.0001
Class A Common Stock | Initial Public Offering
INITIAL PUBLIC OFFERING
Number of shares in a unit	1
Common shares, par value, (per share)	$ 0.0001
Number of shares per warrant	1